Employee Benefits (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Employee Benefits
Wages and salaries	€ 13,797	€ 23,441	€ 16,838
Social security costs	2,480	2,661	2,124
Pension costs - defined contribution plans	966	1,315	1,142
Equity-settled share based payments	3,106	2,869	6,216
Total employee benefits expense	€ 20,349	€ 30,286	€ 26,320
Average number of employees for the period | employee	144.0	163.0	163.0
Research and Development | employee	122.4	103.5	140.7
General and Administrative | employee	34.2	26.7	40.9
Total number of employees at December 31 (converted to FTE) | employee	156.6	130.2	181.6
WBSO subsidies received for wages and salaries	€ 1,170	€ 792	€ 695
Netherlands
Employee Benefits
Total number of employees at December 31 (converted to FTE) | employee	153.6	112.4